Provisions - Summary of movements in provision (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Asset retirement obligation [member]
Disclosure of other provisions [line items]
At the beginning of the period/year	$ 15,642	$ 15,587	$ 21,748	$ 16,253
Increases for business combination (Note 32)		11,201
Unwinding of discount on asset retirement obligation (Note 11.3)	233	897	2,584	1,723
Exchange differences			(33)	(133)
Amounts incurred due to utilization				(236)
Increase / (Decrease) from change in estimates capitalized	(288)	(11,432)	(366)	4,141
At the end of the period/year	15,587	16,253	23,933	21,748
Environmental remediation [member]
Disclosure of other provisions [line items]
At the beginning of the period/year	1,112	1,002	2,499	3,724
Increases for business combination (Note 32)		4,044
Increases (Note 10.2)	12	1,168	463	816
Exchange differences	(122)	(2,490)	(1,261)	(2,041)
At the end of the period/year	1,002	3,724	1,701	2,499
Provisions for contingencies [member]
Disclosure of other provisions [line items]
At the beginning of the period/year	55	51	322	349
Increases for business combination (Note 32)		151
Increases (Note 10.2)	2	240	267	422
Exchange differences		(84)	(230)	(386)
Amounts incurred due to utilization	(6)	(9)		(63)
At the end of the period/year	$ 51	$ 349	$ 359	$ 322